Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of related party [text block] [Abstract]
Total remuneration	$ 863,000	$ 775,000	$ 484,000
Reimbursement expenses	12,000
Reimbursement for expenses	$ 302,000	$ 231,000	$ 135,000
Non-executive directors (in Shares)	20,000